Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings (Loss) Per Share	EARNINGS (LOSS) PER SHARE
31.1Accounting policies
Basic earnings (loss) per share is calculated by dividing the profit or loss for the year attributed to the Company's controlling shareholders by the weighted average number of all classes of shares outstanding, except treasury shares, during the year.
Diluted earnings (loss) per share is calculated by adjusting the weighted average number of shares outstanding, except treasury shares, by instruments potentially convertible into shares. However, due to the losses reported in the years ended December 31, 2023, and 2022, these instruments issued by the company have a non-dilutive effect and therefore were not considered in the total number of shares outstanding to determine the diluted loss per share.
Although there are differences between common and preferred shares as to voting and preemptive rights in the event of liquidation, the Company's preferred shares do not grant the right to receive fixed dividends. Preferred shares have economic power and the right to receive dividends 75 times greater than common shares. Accordingly, the Company considers that the economic power of preferred shares is greater than that of common shares. Therefore, the profit or loss for the year attributable to the controlling shareholders is allocated proportionally in relation to the total economic participation of the amount of common and preferred shares.
31.2Earnings (loss) per share calculation

	Years ended December 31,
Description	2023	2022	2021

Numerator
Loss for the year	(2,380,456)	(722,367)	(4,213,208)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	335,145,967	335,291,821	333,286,277
Economic value of preferred shares	75	75	75
Weighted average number of equivalent preferred shares(a)	347,532,168	347,678,022	345,672,478
Weighted average number of equivalent common shares(b)	26,064,912,583	26,075,851,633	25,925,435,858
Weighted average number of presumed conversions	220,081,929	77,059,124	63,296,103
Weighted average number of preferred shares that would have been issued the average share price at the market price	4,041,744	3,290,760	2,711,861
Average share price at market price (in reais)	14.35	18.17	36.87

Basic loss per common share – R$	(0.09)	(0.03)	(0.16)
Diluted loss per common share – R$	(0.09)	(0.03)	(0.16)
Basic loss per preferred share – R$	(6.85)	(2.08)	(12.19)
Diluted loss per preferred share – R$	(6.85)	(2.08)	(12.19)

(a)This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,201 preferred shares at the conversion ratio of 75 common shares for each preferred share.
(b)This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each one preferred share.